Net Loss Per Share (Computation of Basic and Diluted Net Loss Per Share) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net loss	$ (6,955,000)	$ (2,771,000)	$ (14,893,000)	$ (15,601,000)
Weighted average shares outstanding, basic	9,552,688	4,652,777	7,254,803	4,652,777
Net loss per share of common stock - basic	$ (0.73)	$ (0.60)	$ (2.05)	$ (3.35)
Weighted average shares outstanding, diluted	9,552,688	4,652,777	7,497,194	4,652,777
Net loss per share, diluted	$ (0.73)	$ (0.60)	$ (2.11)	$ (3.35)
AmpliPhi Biosciences Corporation [Member]
Net loss					$ (12,110,000)	$ (12,838,000)
Change in fair value of November 2016 warrants					(55,000)	(1,524,000)
Net loss attributable to common stockholders - diluted					$ (12,165,000)	$ (14,362,000)
Weighted average shares outstanding, basic					18,980,796	6,387,425
Net loss per share of common stock - basic					$ (0.64)	$ (2.01)
Weighted average shares outstanding, diluted					19,059,895	6,574,117
Net loss per share, diluted					$ (0.64)	$ (2.18)
C3J [Member]
Net loss					$ (16,702,000)	$ (15,128,000)